Leases (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Leases [Abstract]
Operating Leases, Rent Expense		$ 1,200	$ 900	$ 900
2016, Minimum Payment		1,338
2017, Minimum Payment		1,338
2018, Minimum Payment		1,338
2019, Minimum Payment		1,315
2020, Minimum Payment		1,200
Thereafter, Minimum Payment	[1]	18,588
Total		$ 25,117

[1]	Includes certain lease option renewals that are reasonably assured.